Note 1 - Description of Business	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]

1. Description of Business

We are a designer and manufacturer of solar power systems and solar panels with integrated microinverters (which we call AC solar panels). We design, market and sell these solar power systems to solar installers, trade workers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets. Our products are designed for use in solar power systems for residential and commercial rooftop customers. Prior to September 2010, we were also in the solar power installation business. We launched the distribution of our solar power systems in the second quarter of 2009.

On May 9, 2012, we announced the execution of an agreement and plan of merger, as amended to date, with CBD Energy Limited, a diversified renewable energy company based in Sydney, Australia (CBD), which contemplates a merger in which CBD would become our parent company, subject to shareholder approvals and other customary closing conditions. CBD and the Company are working toward completion of the Form F-4 Registration Statement and Proxy Statement, planned to be filed in the coming weeks with the Securities and Exchange Commission. While the merger has been repeatedly delayed, the companies currently anticipate merger closing by early in the third quarter of 2013. In the meantime, our supply relationships have been disrupted, our revenue has declined significantly and we have had to implement significant cost reductions and lay off employees.

The Company was incorporated as Akeena Solar, Inc. (Akeena Solar) in February 2001 in the State of California and elected at that time to be taxed as an S Corporation. During June 2006, we reincorporated in the State of Delaware and became a C Corporation. On August 11, 2006, we entered into a reverse merger transaction (the “Merger”) with Fairview Energy Corporation, Inc. (“Fairview”). Pursuant to the merger agreement, the stockholders of Akeena Solar received one share of Fairview common stock for each issued and outstanding share of Akeena Solar common stock. Our common shares were also adjusted from $0.01 par value to $0.001 par value at the time of the Merger. Subsequent to the closing of the Merger, the former stockholders of Akeena Solar held a majority of Fairview’s outstanding common stock. Since the stockholders of Akeena Solar owned a majority of the outstanding shares of Fairview common stock immediately following the Merger, and the management and board of Akeena Solar became the management and board of Fairview immediately following the Merger, the Merger was accounted for as a reverse merger transaction and Akeena Solar was deemed to be the acquirer. The assets, liabilities and the historical operations prior to the Merger are those of Akeena Solar. Subsequent to the Merger, the consolidated financial statements include the assets, liabilities and the historical operations of Akeena Solar and Fairview from the closing date of the Merger.

On May 17, 2010, we entered into an exclusive worldwide license agreement that permits us to manufacture, distribute and market our solar panels under the Westinghouse name. On July 22, 2010, we announced that we will operate under the name “Westinghouse Solar” and, effective July 23, 2010 at the opening of the market, our stock began trading under the stock symbol “WEST” on the NASDAQ Capital Market. In September 2012, our common stock was delisted from NASDAQ Capital Market and we began trading on the OTCQB under the stock symbol “WEST”. CBD has applied for listing on the NASDAQ Stock Exchange, to be effective upon consummation of the merger. CBD intends to delist from the ASX upon merger closing, subject to shareholder approval.

On September 10, 2010, we announced that we were expanding our sales of our solar power systems directly to dealers in California and that we were exiting the solar panel installation business. As a result, beginning with the third quarter of 2010, our installation business has been reclassified in our financial statements as discontinued operations. The exit from the installation business was essentially completed by the end of the fourth quarter of 2010. (See Note 3. Discontinued Operations).

We changed our name from “Akeena Solar, Inc.” to “Westinghouse Solar, Inc.” effective on April 6, 2011. On April 13, 2011, we effected a reverse split of our common stock at a ratio of 1-for-4.

Our Corporate headquarters is located at 1475 S. Bascom Ave., Campbell, CA 95008. Our telephone number is (408) 402-9400. Additional information about Westinghouse Solar is available on our website at http://www.westinghousesolar.com . The information on our web site is not incorporated herein by reference.

Reclassifications

Certain line items have been reclassified to conform to the current presentation. Inventory has been reclassified between finished goods and work in process under Note 4 of our Notes to Consolidated Financial Statements.

Discontinued Operations

See Note 3 for a detailed discussion of our Discontinued Operations.

Reverse Stock Split

On April 6, 2011, we filed a Certificate of Amendment to our Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse split of our common stock at a ratio of 1-for-4. The reverse stock split became effective at the close of business on April 13, 2011. Amounts for the prior periods have been reclassified to conform to this presentation.

Concentration of Risk in Customer and Supplier Relationships

See Note 17 for a detailed discussion of our concentration of risk in customer and supplier relationships.